Share Capital (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of classes of share capital [abstract]
Disclosure Of Classes Of Share Capital [Text Block]
	For the Year Ended March 31, 2019				For the Year Ended March 31, 2018
	Number	Amount			Number	Amount
Authorized share capital	240,000,000	Rs.	1,200		240,000,000	Rs.	1,200
Fully paid up share capital
Opening number of equity shares/share capital	165,910,907	Rs.	830		165,741,713	Rs.	829
Add: Equity shares issued pursuant to employee stock option plan (1)	155,041		-	*	169,194		1
Closing number of equity shares/share capital	166,065,948	Rs.	830		165,910,907	Rs.	830
Treasury shares (2)	217,976	Rs.	535		-		-

*Rounded to the nearest million.

(1)
During the years ended March 31, 2019 and 2018, equity shares were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme-2002 and the Dr. Reddy’s Employees Stock Option Scheme-2007. All of the options exercised had an exercise price of Rs.5, being equal to the par value of the underlying shares. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the "share based payment reserve”was transferred to
“
share premium” in the consolidated statements of changes in equity.

(2)	Pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2018, the Dr. Reddy’s
Employees ESOS Trust (the
“
ESOS Trust”) was formed to support the Dr. Reddy’s Employees Stock Option Scheme, 2018 by acquiring, including through secondary market acquisitions, equity shares which are used for issuance to eligible employees upon exercise of stock options thereunder. As at March 31, 2019, the ESOS Trust purchased 217,976 shares from secondary market for an aggregate consideration of Rs.535. Refer to Note 19 of these financial statements for further details on the Dr. Reddy’s Employees Stock Option Scheme, 2018.

Disclosure of detailed information about dividends [Table Text Block]
The details of dividends paid by the Company are as follows:

	For the Year Ended March 31,
	2019		2018		2017
Dividend per share (in absolute Rs.)	Rs.	20	Rs.	20	Rs.	20
Dividend distribution tax on the dividend paid		682		675		78
Dividend paid during the year		3,320		3,317		3,312